Asset Retirement Obligations - Additional Information (Detail) $ in Thousands	12 Months Ended
Jan. 30, 2016 USD ($)
Change in estimated liability	$ (8,054)
Selling, General and Administrative Expenses [Member]
Change in estimated liability	(7,100)
Property, Plant and Equipment [Member]
Change in estimated liability	$ (1,000)